Summary of Significant Accounting Policies (Details 2) $ in Millions	6 Months Ended
	Jun. 30, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Goodwill
Number of operating segments	1
Income Taxes
Uncertain tax positions | $	$ 0.0	$ 0.0